Related Parties and Others	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Related Parties and Others
28.	Related Parties and Others

(a)	Related parties

Related parties for the periods presented are as follows:

Classification	Description
Associates(*)	Paju Electric Glass Co., Ltd. and others
Entity that has significant influence over the Controlling Company	LG Electronics Inc.
Subsidiaries of the entity that has significant influence over the Controlling Company	Subsidiaries of LG Electronics Inc.

(*)	Details of associates are described in note 8.

(b)

Significant transactions such as sales of goods and purchases of raw material and outsourcing service and others, which occurred in the normal course of business with related parties for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In millions of won)	2016
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Joint Venture
Suzhou Raken Technology Co., Ltd.(*1)	~~W~~	59,388	29,902	—	—	—	543
Associates and their subsidiaries
New Optics Ltd.	~~W~~	2,469	—	50,372	—	7,569	255
New Optics USA, Inc.		—	—	—	—	509	—
NEWOPTIX RS. SA DE CV		33	—	—	—	—	—
INVENIA Co., Ltd.		54	—	1,429	48,398	—	261
TLI Inc.(*2)		—	101	57,429	—	—	2,238
AVACO Co., Ltd.(*2)		—	128	703	31,299	—	1,373
AVATEC Co., Ltd.		—	265	—	—	70,196	1,027
Paju Electric Glass Co., Ltd.		—	21,030	453,463	—	—	3,674
Shinbo Electric Co., Ltd.		204,637	—	355,607	—	2,449	1,097
Narenanotech Corporation		17	—	513	24,821	—	909
WooRee E&L Co., Ltd.		—	—	—	—	—	32
YAS Co., Ltd.		44	—	2,076	80,836	—	1,758
LB Gemini New Growth Fund No. 16		—	8,394	—	—	—	—

	~~W~~	207,254	29,918	921,592	185,354	80,723	12,624

(In millions of won)	2016
				Purchase and others
	Sales and others		Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	1,580,279	—	23,047	538,175	—	103,158
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	~~W~~	75,591	—	—	—	—	69
LG Electronics Vietnam Haiphong Co., Ltd.		162,893	—	—	—	—	141
LG Electronics Nanjing New Technology Co., Ltd.		229,773	—	—	293	—	1,876
LG Electronics RUS, LLC		127,316	—	—	—	—	2,993
LG Electronics do Brasil Ltda.		133,903	—	—	—	—	3,430
LG Innotek Co., Ltd.		11,503	—	209,878	—	—	9,873
Qingdao LG Inspur Digital Communication Co., Ltd.		47,804	—	—	—	—	—
Inspur LG Digital Mobile Communications Co., Ltd.		370,966	—	—	—	—	5
LG Electronics Mexicalli, S.A. DE C.V.		210,021	—	—	—	—	77
LG Electronics Mlawa Sp. z o.o.		709,558	—	—	—	—	895
LG Electronics Taiwan Taipei Co., Ltd.		11,919	—	—	—	—	27

(In millions of won)	2016
	Sales and others			Purchase and others
			Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
LG Electronics Wroclaw Sp. z o.o.	~~W~~	290,785	—	—	—	—	99
LG Hitachi Water Solutions Co., Ltd.		—	—	—	167,987	—	2,782
LG Electronics Reynosa, S.A. DE C.V.		1,074,790	—	—	—	—	1,907
LG Electronics Almaty Kazakhstan		15,953	—	—	—	—	33
LG Electronics Air-Conditioning (Shandong) Co., Ltd.		—	—	—	4,994	—	259
Hi Entech Co., Ltd.		—	—	—	—	—	25,365
Hientech (Tianjin) Co., Ltd.		—	—	—	28,587	—	10,613
LG Electronics S.A. (Pty) Ltd		21,236	—	—	—	—	39
Others		2,289	—	—	—	—	4,094

	~~W~~	3,496,300	—	209,878	201,861	—	64,577

	~~W~~	5,343,221	59,820	1,154,517	925,390	80,723	180,902

(*1)	Represents transactions occurred prior to exchange of equity interests.
(*2)	Represent transactions occurred prior to disposal of the entire investments.

(In millions of won)	2017
	Sales and others			Purchase and others
			Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates and their subsidiaries
New Optics Ltd.(*)	~~W~~	1	—	—	—	4	6
INVENIA Co., Ltd.		—	—	1,862	66,548	—	2,259
AVATEC Co., Ltd.		—	530	—	—	90,785	720
Paju Electric Glass Co., Ltd.		—	8,109	380,815	—	—	4,225
Shinbo Electric Co., Ltd.(*)		15,812	—	—	—	—	21
Narenanotech Corporation(*)		—	—	279	21,727	—	244
WooRee E&L Co., Ltd.		—	—	—	—	—	175
YAS Co., Ltd.		—	—	6,347	69,243	—	2,474

	~~W~~	15,813	8,639	389,303	157,518	90,789	10,124

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	1,689,381	—	47,898	906,427	—	109,865
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	~~W~~	71,597	—	—	—	—	163
LG Electronics Vietnam Haiphong Co., Ltd.		205,934	—	—	8,892	—	198

(In millions of won)	2017
	Sales and others			Purchase and others
			Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
LG Electronics Nanjing New Technology Co., Ltd.	~~W~~	300,785	—	—	245	—	379
LG Electronics RUS, LLC		103,479	—	—	—	—	963
LG Electronics do Brasil Ltda.		228,821	—	—	—	—	430
LG Innotek Co., Ltd.		14,836	—	199,896	—	—	5,692
Qingdao LG Inspur Digital Communication Co., Ltd.		77,787	—	—	—	—	—
Inspur LG Digital Mobile Communications Co., Ltd.		230,832	—	—	—	—	—
LG Electronics Mexicalli, S.A. DE C.V.		319,772	—	—	—	—	186
LG Electronics Mlawa Sp. z o.o.		847,565	—	—	—	—	985
LG Electronics Taiwan Taipei Co., Ltd.		13,693	—	—	—	—	164
LG Hitachi Water Solutions Co., Ltd.		—	—	—	318,978	—	1,532
LG Electronics Reynosa, S.A. DE C.V.		1,287,340	—	—	—	—	1,926
LG Electronics Almaty Kazakhstan		14,079	—	—	—	—	53
LG Electronics Air-Conditioning (Shandong) Co., Ltd.		—	—	255	3,744	—	2,621
HiEntech Co., Ltd.		—	—	—	6,991	—	34,432
Hientech (Tianjin) Co., Ltd.		—	—	—	21,838	—	11,822
LG Electronics S.A. (Pty) Ltd.		14,155	—	—	—	—	25
Others		857	—	3	14	—	7,264

	~~W~~	3,731,532	—	200,154	360,702	—	68,835

	~~W~~	5,436,726	8,639	637,355	1,424,647	90,789	188,824

(*)	Represents transactions occurred prior to disposal of the entire investments.

(In millions of won)	2018
	Sales and others			Purchase and others
			Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
Associates and their subsidiaries
INVENIA Co., Ltd.		—	30	1,608	58,111	—	896
AVATEC Co., Ltd.		—	530	—	—	71,403	905
Paju Electric Glass Co., Ltd.		—	4,172	364,183	—	—	4,411
WooRee E&L Co., Ltd.		—	—	58	—	—	144
YAS Co., Ltd.		—	—	5,281	143,192	—	3,391
LB Gemini New Growth Fund No. 16		1,112	540	—	—	—	—

	~~W~~	1,112	5,272	371,130	201,303	71,403	9,747

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	1,215,153	—	36,522	1,041,563	—	127,775
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics India Pvt. Ltd.	~~W~~	71,798	—	—	—	—	103
LG Electronics Vietnam Haiphong Co., Ltd.		173,051	—	—	4,541	—	166

(In millions of won)	2018
	Sales and others			Purchase and others
			Dividend income	Purchase of raw material and others	Acquisition of property, plant and equipment	Outsourcing fees	Other costs
LG Electronics Nanjing New Technology Co., Ltd.	~~W~~	223,524	—	—	424	—	1,528
LG Electronics RUS, LLC		106,631	—	—	—	—	2,673
LG Electronics do Brasil Ltda.		192,775	—	—	—	—	350
LG Innotek Co., Ltd.		29,267	—	147,453	—	—	39,136
Qingdao LG Inspur Digital Communication Co., Ltd.		37,738	—	—	—	—	—
Inspur LG Digital Mobile Communications Co., Ltd.		131,970	—	—	—	—	1
LG Electronics Mexicalli, S.A. DE C.V.		187,844	—	—	—	—	210
LG Electronics Mlawa Sp. z o.o.		740,784	—	—	—	—	631
LG Electronics Taiwan Taipei Co., Ltd.		12,746	—	—	—	—	330
LG Hitachi Water Solutions Co., Ltd.		9,100	—	—	304,365	—	8,980
LG Electronics Reynosa, S.A. DE C.V.		1,030,414	—	—	—	—	2,021
LG Electronics Almaty Kazakhstan		3,759	—	—	—	—	42
LG Electronics Air-Conditioning (Shandong) Co., Ltd.		—	—	330	26,871	—	7,264
HiEntech Co., Ltd.		—	—	—	22,378	—	29,215
Hientech (Tianjin) Co., Ltd.		—	—	—	92,900	—	23,880
LG Electronics S.A. (Pty) Ltd.		7,244	—	—	—	—	20
LG Electronics Egypt S.A.E.		25,491	—	—	—	—	16
Others		5,195	—	28	15	—	11,480

	~~W~~	2,989,331	—	147,811	451,494	—	128,046

	~~W~~	4,205,596	5,272	555,463	1,694,360	71,403	265,568

(c)	Trade accounts and notes receivable and payable as of December 31, 2017and 2018 are as follows:

(In millions of won)
	Trade accounts and notes receivable and others			Trade accounts and notes payable and others
	December 31, 2017		December 31, 2018	December 31, 2017	December 31, 2018
Associates
INVENIA Co., Ltd.		2,375	2,000	18,662	30,179
AVATEC Co., Ltd.		—	—	2,949	4,382
Paju Electric Glass Co., Ltd.		—	—	60,141	60,566
WooRee E&L Co., Ltd.		—	—	61	7
YAS Co., Ltd.		375	—	6,474	6,145

	~~W~~	2,750	2,000	88,287	101,279

Entity that has significant influence over the Controlling Company
LG Electronics Inc.	~~W~~	550,335	247,679	257,071	430,677
Subsidiaries of the entity that has significant influence over the Controlling Company
LG Electronics do Brasil Ltda.	~~W~~	19,091	15,608	10	62
LG Electronics RUS, LLC		25,102	22,570	80	90
LG Innotek Co., Ltd.		407	2,885	62,675	47,382
Qingdao LG Inspur Digital Communication Co., Ltd.		13,061	3,530	—	—
Inspur LG Digital Mobile Communications Co., Ltd.		55,278	13,172	—	—

(In millions of won)
	Trade accounts and notes receivable and others			Trade accounts and notes payable and others
	December 31, 2017		December 31, 2018	December 31, 2017	December 31, 2018
LG Electronics Mexicali, S.A. DE C.V.	~~W~~	29,440	15,305	—	—
LG Electronics Mlawa Sp. z o.o.		136,874	70,236	25	33
LG Electronics Nanjing New Technology Co., Ltd.		46,373	43,463	699	139
LG Electronics Reynosa, S.A. DE C.V.		137,413	69,189	82	134
LG Electronics Vietnam Haiphong Co., Ltd.		36,017	25,544	3,917	—
LG Hitachi Water Solutions Co., Ltd.		—	9,100	154,864	50,425
Hientech (Tianjin) Co., Ltd.		—	—	5,600	16,345
HiEntech Co., Ltd.		—	—	6,679	16,816
LG Electronics India Pvt. Ltd.		3,030	9,047	—	29
LG Electronics Egypt S.A.E.		—	10,296	1	—
LG Electronics Air-Conditioning (Shandong) Co., Ltd.		—	—	—	17,654
Others		7,618	5,263	1,714	1,246

	~~W~~	509,704	315,208	236,346	150,355

	~~W~~	1,062,789	564,887	581,704	682,311

(d)

Details of significant cash transactions such as loans and collection of loans, which occurred in the normal course of business with related parties for the years ended December 31, 2017 and 2018 are as follows:

(In millions of won)
	Loans(*1)
Associates	January 1, 2017		Increase	Decrease	December 31, 2017
New Optics Ltd.(*2)	~~W~~	1,000	—	125	875
INVENIA Co., Ltd.		833	2,000	458	2,375
Narenanotech Corporation(*2)		300	—	75	225
YAS Co., Ltd.		833	—	458	375

	~~W~~	2,966	2,000	1,116	3,850

(*1)	Loans are presented based on nominal amounts.
(*2)	Excluded from related parties due to disposal of equity investments during the year ended December 31, 2017.

(In millions of won)
	Loans(*)
Associates	January 1, 2018		Increase	Decrease	December 31, 2018
INVENIA Co., Ltd.	~~W~~	2,375	—	375	2,000
YAS Co., Ltd.		375	—	375	—

	~~W~~	2,750	—	750	2,000

(*)	Loans are presented based on nominal amounts.

(e)	Key management personnel compensation

Compensation costs of key management for the years ended December 31, 2016, 2017 and 2018 are as follows:

(In millions of won)
	2016		2017	2018
Short-term benefits	~~W~~	2,323	3,724	2,622
Expenses related to the defined benefit plan		897	488	794

	~~W~~	3,220	4,212	3,416

Key management refers to the registered directors who have significant control and responsibilities over the Controlling Company’s operations and business.